Debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Debt

4. Debt

Convertible Loans

Series A

In May 2003, we received a total of $645,000 in the form of convertible loans, with an 8.0% annual interest rate. In October 2005, the total principal of $645,000 and accrued interest of $124,000 converted into Series A preferred stock (Note 7).

From June 2003 to January 2004, we received a total of $1.0 million in the form of convertible loans, with an 8.0% annual interest rate. In May 2004, the total principal of $1.0 million and accrued interest of $14,000 converted into Series A preferred stock (see Note 7).

Series B

From January to October 2005, we received a total of $1.9 million in the form of convertible loans, with an 8.0% annual interest rate. From October through December 2005, the total principal of $1.9 million and accrued interest of $71,000 converted into Series B preferred stock (see Note 7).

Series C

In November 2006, we received a total of $3.5 million in the form of convertible loans, with an 8.0% annual interest rate. In June 2007, we received a total of $1.7 million in the form of convertible loans, with an 8.0% annual interest rate. During September 2007, the total principal of $5.2 million and accrued interest of $262,000 converted into Series C preferred stock (see Note 7).

Series D

From September 2009 through May 2011, we received a total of $16.2 million in the form of convertible loans, with an 8.0% annual stated interest rate, which could increase to 12.0% upon certain events of default. In May 2011, the total principal of $16.2 million and accrued interest of $1.2 million converted into Series D preferred stock (see Note 7). The holders of the Series D loans received warrants to purchase Series D preferred stock. The number of securities was variable depending on the valuation of the Series D preferred stock. The warrants were not initially exercisable, but became exercisable upon conversion of the related loan into our Series D preferred stock. In connection with the Series D loans we paid legal fees of $122,000, which were recorded as deferred financing costs and amortized to interest expense over the life of the Series D loans.

From May to September 2012, we received a total of $7.2 million in the form of convertible loans. Interest on the loans accrued at 10% per year compounded and was added to the principal amount of the convertible loans at the end of each calendar quarter. Accrued interest was payable on the maturity date in September 2012. These convertible loans automatically converted in conjunction with a qualified equity financing at a conversion price equal to the price per share paid in the financing. We issued 911,949 shares of senior preferred stock upon the conversion of a these loans for $7.2 million of principal and $146,000 of accrued interest (see Note 7).

Term Loan and Troubled Debt Restructuring

In September 2008, we entered into a term loan with CIT Healthcare LLC (the Term Loan) at a fixed interest rate of approximately 10.6% for a period of up to four years that provided a maximum of $4.0 million to be used for capital expenditures. In connection with the Term Loan, we paid a loan origination fee and legal fees totaling $80,000 and issued a warrant to purchase 94 shares of our Series C preferred stock at $1,496 per share. The loan origination and legal fees were recorded as deferred financing costs and were amortized over the life of the loan to interest expense. Additionally, we recorded $42,000 for the estimated fair value (as determined utilizing a BSM valuation model) of the warrants as debt discount, which was amortized over the life of the loan to interest expense.

In May 2012, CIT Healthcare LLC agreed to modify the scheduled payment terms of the Term Loan and deferred 50% of the remaining monthly payments to a final balloon payment due at the end of the original loan term. These modifications were determined to meet the definition of a troubled debt restructuring. The outstanding debt and accrued interest were paid in full in accordance with the amended provisions in October 2012.